Related party transactions - Key Management Personnel Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party [Abstract]
Salaries and short-term employee benefits	$ 8,733	$ 6,007
Share-based payments	71,730	71,286
Key management personnel compensation	$ 80,463	$ 77,293